Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
Amortization expense	$ 0.4	$ 0.6
Loss on disposal	$ (0.3)	$ (0.4)